Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operations
Net operating revenue	$ 40,018	$ 37,570	$ 36,575
Cost of goods sold and services rendered	(19,039)	(21,187)	(22,109)
Gross profit	20,979	16,383	14,466
Operating expenses
Selling and administrative expenses	(554)	(487)	(523)
Research and evaluation expenses	(443)	(443)	(373)
Pre-operating and operational stoppage	(887)	(1,153)	(271)
Brumadinho event	(5,257)	(7,402)
Other operating expenses, net	(752)	(505)	(445)
Total	(7,893)	(9,990)	(1,612)
Impairment and disposal of non-current assets	(2,243)	(5,074)	(899)
Operating income	10,843	1,319	11,955
Financial income	375	527	423
Financial expenses	(3,283)	(3,746)	(2,314)
Other financial items, net	(1,903)	(194)	(3,066)
Equity results and other results in associates and joint ventures	(1,063)	(681)	(182)
Income (loss) before income taxes	4,969	(2,775)	6,816
Income taxes
Current tax	(3,398)	(1,522)	(752)
Deferred tax	2,960	2,117	924
Total	(438)	595	172
Net income (loss) from continuing operations	4,531	(2,180)	6,988
Net income (loss) attributable to noncontrolling interests	(350)	(497)	36
Net income (loss) from continuing operations attributable to Vale's stockholders	4,881	(1,683)	6,952
Discontinued operations
Loss from discontinued operations			(92)
Loss from discontinued operations attributable to Vale's stockholders			(92)
Net income (loss)	4,531	(2,180)	6,896
Net income (loss) attributable to noncontrolling interests	(350)	(497)	36
Net income (loss) attributable to Vale's stockholders	$ 4,881	$ (1,683)	$ 6,860
Common share
Basic and diluted earnings (loss) per share:
Common share (US$)	$ 0.95	$ (0.33)	$ 1.32